Employee benefits	6 Months Ended
Jun. 30, 2019
Employee Benefits [Abstract]
Employee benefits
Employee benefits

The Company operates defined benefit pension plans in Germany, Italy, Sweden and Austria as well as various contribution plans in other countries. The defined benefit pension plans are partially funded in Germany and Austria and unfunded in Sweden and Italy. In addition, an unfunded post-retirement medical plan is operated in Austria. In Germany and Italy, long term service awards are in operation and various other countries provide other employee benefits. There were no changes in the nature of any schemes in the six months ended June 30, 2019.

The total net employee benefit obligations as at June 30, 2019 is as follows:

€m
Balance as of January 1, 2019	200.6
Service cost	2.9
Net interest expense	1.9
Actuarial loss on pension scheme valuations	31.0
Benefits paid	(3.4)
Foreign exchange differences on translation	(1.9)
Balance as of June 30, 2019	231.1

The principal assumptions applied for the valuation at June 30, 2019 were the same as those applied at December 31, 2018, except for the German and Swedish plans which are the most significant in terms of plan assets and liabilities in the Company. The discount rate applied to the German defined benefits obligations decreased from 1.45% to 1.20% and the Swedish discount rate decreased from 2.25% to 1.65%.